Health Care Costs Payable (Tables)	12 Months Ended
Dec. 31, 2011
Health Care Costs Payable [Abstract]
Components Of Change In Health Care Costs Payable [Table Text Block]
The following table shows the components of the change in health care costs payable during 2011, 2010 and 2009:

(Millions)	2011	2010	2009
Health care costs payable, beginning of the period	$2,630.9	$2,895.3	$2,393.2
Less: Reinsurance recoverables	1.7	1.9	2.0
Health care costs payable, beginning of the period, net	2,629.2	2,893.4	2,391.2
Acquisition of businesses	89.4	—	1.1
Add: Components of incurred health care costs
Current year	22,047.9	23,045.6	24,127.2
Prior years	(394.4)	(326.0)	(66.0)
Total incurred health care costs	21,653.5	22,719.6	24,061.2
Less: Claims paid
Current year	19,642.9	20,588.5	21,401.1
Prior years	2,057.0	2,395.3	2,159.0
Total claims paid	21,699.9	22,983.8	23,560.1
Health care costs payable, end of period, net	2,672.2	2,629.2	2,893.4
Add: Reinsurance recoverables	3.3	1.7	1.9
Health care costs payable, end of the period	$2,675.5	$2,630.9	$2,895.3